Other Operating Income and Expenses - Details of Other Operating Income and Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating income
Gain on disposals of assets held for sale	₩ 55,262	₩ 60,208	₩ 841
Gain on disposals of investment in subsidiaries, associates and joint ventures	13,904	85,981	88,836
Gain on disposals of property, plant and equipment	18,502	12,016	15,548
Gain on disposals of intangible assets	291	273	815
Gain on valuation of firm commitment	181,645	169,485	107,511
Gain on disposals of emission rights	5,181	567	24,851
Reversal of other provisions	5,245	33,887	5,154
Compensation for insured losses(*1)	237,565	38,115	25,253
Miscellaneous Income(*2)	64,235	157,703	111,701
Others	10,187	19,762	21,826
Other operating income	592,017	577,997	402,336
Other operating expenses
Impairment loss on assets held for sale	0	0	(5,030)
Loss on disposals of investments in subsidiaries, associates and joint ventures	(12,400)	(12,882)	(14,632)
Loss on disposals of property, plant and equipment	(111,082)	(95,720)	(142,126)
Impairment loss on property, plant and equipment	(213,183)	(311,520)	(27,040)
Impairment loss on intangible assets	(370,663)	(224,328)	(197,776)
Loss on valuation of firm commitment	(156,183)	(111,542)	(93,098)
Idle tangible asset expenses	(18,184)	(23,843)	(19,276)
Increase to provisions	(88,857)	(37,962)	(30,536)
Donations	(80,558)	(101,258)	(45,652)
Miscellaneous losses	(63,812)	(69,972)	(63,525)
Others	(8,763)	(38,465)	(6,883)
Other operating expenses	₩ (1,123,685)	₩ (1,027,492)	₩ (645,574)